Vessels (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Vessel Rollforward Table
At December 31, 2020, the Company owned or finance leased 13 Kamsarmax vessels and 28 Ultramax vessels. A rollforward of activity within vessels is as follows (in thousands):

Balance December 31, 2018	$1,507,918
Transfer to assets held for sale or disposed	(199,059)
Other additions	17,358
Depreciation	(54,224)
Balance December 31, 2019	$1,271,993
Transfer to assets held for sale or disposed	(1,296,706)
Other additions	73,082
Depreciation	(48,369)
Balance December 31, 2020	$—

Schedule of Vessels Owned	Owned or Finance Leased vessels

Vessel Name	Year Built	DWT	Vessel Type
SBI Antares*	2015	61,000	Ultramax
SBI Athena*	2015	64,000	Ultramax
SBI Bravo*	2015	61,000	Ultramax
SBI Leo*	2015	61,000	Ultramax
SBI Echo	2015	61,000	Ultramax
SBI Lyra*	2015	61,000	Ultramax
SBI Tango	2015	61,000	Ultramax
SBI Maia*	2015	61,000	Ultramax
SBI Hydra**	2015	61,000	Ultramax
SBI Subaru*	2015	61,000	Ultramax
SBI Pegasus*	2015	64,000	Ultramax
SBI Ursa*	2015	61,000	Ultramax
SBI Thalia*	2015	64,000	Ultramax
SBI Cronos*	2015	61,000	Ultramax
SBI Orion*	2015	64,000	Ultramax
SBI Achilles*	2016	61,000	Ultramax
SBI Hercules*	2016	64,000	Ultramax
SBI Perseus*	2016	64,000	Ultramax
SBI Hermes	2016	61,000	Ultramax
SBI Tethys**	2016	61,000	Ultramax
SBI Phoebe*	2016	64,000	Ultramax
SBI Poseidon**	2016	60,200	Ultramax
SBI Apollo**	2016	60,200	Ultramax
SBI Aries**	2015	64,000	Ultramax
SBI Gemini**	2015	64,000	Ultramax
SBI Pisces*	2016	64,000	Ultramax
SBI Libra*	2017	64,000	Ultramax
SBI Virgo*	2017	64,000	Ultramax

Total Ultramax		1,742,400
SBI Samba	2015	84,000	Kamsarmax
SBI Rumba	2015	84,000	Kamsarmax
SBI Capoeira*	2015	82,000	Kamsarmax
SBI Carioca*	2015	82,000	Kamsarmax
SBI Lambada*	2016	82,000	Kamsarmax
SBI Reggae**	2016	82,000	Kamsarmax
SBI Zumba*	2016	82,000	Kamsarmax
SBI Macarena*	2016	82,000	Kamsarmax
SBI Parapara**	2017	82,000	Kamsarmax
SBI Swing*	2017	82,000	Kamsarmax
SBI Mazurka*	2017	82,000	Kamsarmax
SBI Jive*	2017	82,000	Kamsarmax
SBI Lynx*	2018	82,000	Kamsarmax
Total Kamsarmax		1,070,000
Total Owned or Finance Leased Vessels DWT		2,812,400